UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Timothy J. Bresnahan

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund for the period of December 1, 2024 to November 30, 2025.  You can find additional information about the Fund at https://www.pappmutualfunds.com/literature.html. You can also request this information by contacting us at (877) 370-7277.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$125	1.25%

How did the Fund perform during the reporting period?

For the 12-month period ending November 30, 2025, the Fund was modestly ahead of its benchmark, the S&P MidCap 400® Growth Index.

What Factors Influenced Performance

The Fund saw a benefit from stock selection in the Industrials, Consumer Discretionary and Materials sectors which was offset by stock selection in Financials and Technology as well as sector allocation in Consumer Staples.

 • Top Contributors

   o Individual stock contributors: RBC Bearings, Inc., O’Reilly Automotive, Inc., Expeditors International of Washington, Inc., Ecolab, Inc.

 • Top Detractors

     o Overweight: Consumer Staples; Underweight: IT Hardware leveraged to Artificial Intelligence

     o Individual stock detractors: FactSet Research Systems, Inc.

Discussion

U.S. financial markets remain exceedingly volatile due to the near daily presidential proclamations, policy changes and other things that disrupt business and investments. The markets continue to be driven by extreme enthusiasm about Artificial Intelligence (AI) in general and specifically companies supplying chips, hardware, electrical equipment and related products needed to build data centers. The economy remains strong due to the massive federal budget deficit and the other economic stimulus provided by the HR1 legislation. The president has also exerted enormous pressure on the Federal Reserve to cut interest rates even though growth is already accelerating and inflation remains above their target. We expect this volatility to continue. We also expect a substantial correction to the Artificial Intelligence stocks which we think are extremely overpriced.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Papp Small & Mid-Cap Growth Fund - $22,196
S&P 500® Index - $39,175
S&P MidCap 400® Growth Index - $26,120
$40,000
$30,000
$20,000
$10,000
$0
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Papp Small & Mid-Cap Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,014	$10,806	$10,830
Nov-2017	$12,635	$13,277	$13,318
Nov-2018	$13,748	$14,111	$13,441
Nov-2019	$16,169	$16,384	$14,691
Nov-2020	$19,915	$19,244	$17,377
Nov-2021	$22,436	$24,617	$21,114
Nov-2022	$19,483	$22,350	$18,956
Nov-2023	$19,013	$25,443	$19,488
Nov-2024	$22,301	$34,066	$26,252
Nov-2025	$22,196	$39,175	$26,120

Average Annual Total Returns

	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	-0.47%	2.19%	8.30%
S&P 500® Index	15.00%	15.28%	14.63%
S&P MidCap 400® Growth Index	-0.50%	8.49%	10.08%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 370-7277 or visit https://www.pappmutualfunds.com/pappx.html for updated performance information.

Fund Statistics

  Net Assets$45,037,767
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$237,133
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.9%
Exchange-Traded Funds	2.3%
Money Market Funds	3.8%

Portfolio Managers

Rosellen C. Papp, CFA, Partner and Research Director

Brian M. Riordan, CFA, Partner and Research Analyst

Greg S. Smith, CFA, Partner and Research Analyst

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
O'Reilly Automotive, Inc.	8.7%
RBC Bearings, Inc.	8.2%
Expeditors International of Washington, Inc.	7.2%
AMETEK, Inc.	7.0%
Mettler-Toledo International, Inc.	6.2%
Ecolab, Inc.	6.1%
Trimble, Inc.	4.6%
IDEX Corporation	4.2%
Pegasystems, Inc.	4.2%
CoStar Group, Inc.	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Cash Equivalents	3.7%
Energy	1.5%
Financials	5.7%
Materials	6.1%
Consumer Staples	6.7%
Consumer Discretionary	12.8%
Health Care	12.9%
Technology	21.2%
Industrials	29.4%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.pappmutualfunds.com/literature.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Papp Small & Mid-Cap Growth Fund (PAPPX)

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-PAPPX

(b)	Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Cynthia P. Hubiak. Ms. Hubiak is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 and $13,500 with respect to the registrant’s fiscal years ended November 30, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,250 and $3,000 with respect to the registrant’s fiscal years ended November 30, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended November 30, 2025 and 2024, aggregate non-audit fees of $3,250 and $3,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in the last fiscal year by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Papp Investment Trust

Papp Small & Mid-Cap Growth Fund

Annual Financial Statements and Additional Information

November 30, 2025

Investment Adviser L. Roy Papp & Associates, LLP AZ

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025
COMMON STOCKS — 94.0%	Shares	Value
Consumer Discretionary — 12.8%
Leisure Products — 1.4%
YETI Holdings, Inc. (a)	14,900	$618,052

Retail - Discretionary — 8.7%
O’Reilly Automotive, Inc. (a)	38,550	3,920,535

Specialty Retail — 1.7%
Valvoline, Inc. (a)	23,750	743,613

Wholesale - Discretionary — 1.0%
Pool Corporation	1,900	462,840

Consumer Staples — 6.7%
Food — 2.6%
McCormick & Company, Inc.	17,400	1,174,152

Household Products — 4.1%
Church & Dwight Company, Inc.	17,000	1,447,720
Clorox Company (The)	3,500	377,790
		1,825,510
Energy — 1.5%
Oil & Gas Producers — 1.5%
Permian Resources Corporation	47,000	681,030

Financials — 5.7%
Asset Management — 2.6%
T. Rowe Price Group, Inc.	11,200	1,146,656

Institutional Financial Services — 3.1%
FactSet Research Systems, Inc.	5,100	1,414,077

Health Care — 10.6%
Medical Equipment & Devices — 10.6%
Bio-Techne Corporation	9,800	632,198
Mettler-Toledo International, Inc. (a)	1,885	2,783,617

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.0% (Continued)	Shares	Value
Health Care — 10.6% (Continued)
Medical Equipment & Devices — 10.6% (Continued)
ResMed, Inc.	5,300	$1,355,899
		4,771,714
Industrials — 29.4%
Electrical Equipment — 7.0%
AMETEK, Inc.	15,900	3,146,451

Industrial Intermediate Products — 8.2%
RBC Bearings, Inc. (a)	8,350	3,715,500

Machinery — 7.0%
IDEX Corporation	11,000	1,913,230
Valmont Industries, Inc.	3,000	1,238,910
		3,152,140
Transportation & Logistics — 7.2%
Expeditors International of Washington, Inc.	22,100	3,246,490

Materials — 6.1%
Chemicals — 6.1%
Ecolab, Inc.	10,000	2,751,600

Technology — 21.2%
Semiconductors — 3.9%
NXP Semiconductors N.V.	4,400	857,736
Silicon Laboratories, Inc. (a)	7,100	905,818
		1,763,554
Software — 8.7%
Dynatrace, Inc. (a)	24,000	1,069,440
Pegasystems, Inc.	34,260	1,876,420
Synopsys, Inc. (a)	2,318	968,947
		3,914,807
Technology Hardware — 4.6%
Trimble, Inc. (a)	25,500	2,076,210

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.0% (Continued)	Shares	Value
Technology — 21.2% (Continued)
Technology Services — 4.0%
CoStar Group, Inc. (a)	26,250	$1,806,000

Total Common Stocks (Cost $13,652,782)		$42,330,931

EXCHANGE-TRADED FUNDS — 2.3%	Shares	Value
Health Care — 2.3%
Biotech & Pharma — 2.3%
State Street® SPDR® S&P® Biotech ETF (Cost $448,871)	8,300	$1,022,228

MONEY MARKET FUNDS — 3.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 3.86% (b) (Cost $1,711,204)	1,711,204	$1,711,204

Total Investments at Value — 100.1% (Cost $15,812,857)		$45,064,363

Liabilities in Excess of Other Assets — (0.1%)		(26,596)

Net Assets — 100.0%		$45,037,767

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of November 30, 2025.

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025
ASSETS
Investments in securities:
At cost	$15,812,857
At value (Note 2)	$45,064,363
Dividends receivable	19,273
Other assets	13,057
TOTAL ASSETS	45,096,693

LIABILITIES
Payable to Advisor (Note 4)	32,891
Payable to administrator (Note 4)	7,850
Other accrued expenses	18,185
TOTAL LIABILITIES	58,926

CONTINGENCIES AND COMMITMENTS (NOTE 6)	—

NET ASSETS	$45,037,767

NET ASSETS CONSIST OF:
Paid-in capital	$14,605,685
Distributable earnings	30,432,082
NET ASSETS	$45,037,767

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,422,520

Net asset value, offering price and redemption price per share (Note 2)	$31.66

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025
INVESTMENT INCOME
Dividend income (Net of foreign tax of $2,677)	$373,338

EXPENSES
Management fees (Note 4)	433,762
Legal fees	87,743
Administration fees (Note 4)	47,359
Fund accounting fees (Note 4)	36,140
Registration and filing fees	35,922
Audit and tax services fees	16,882
Insurance expense	16,451
Transfer agent fees (Note 4)	15,000
Trustees’ fees (Note 4)	13,600
Custody and bank service fees	10,308
Shareholder reporting expenses	9,986
Postage and supplies	3,087
Other fees	12,591
TOTAL EXPENSES	738,831
Less fee reductions by the Adviser (Note 4)	(196,629)
NET EXPENSES	542,202

NET INVESTMENT LOSS	(168,864)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions	1,402,555
Net change in unrealized appreciation (depreciation) on investments	(1,466,965)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(64,410)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(233,274)

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	November 30,	November 30,
	2025	2024
FROM OPERATIONS
Net investment loss	$(168,864)	$(186,144)
Net realized gains from investment transactions	1,402,555	35,425
Net change in unrealized appreciation (depreciation) on investments	(1,466,965)	6,894,683
Net increase (decrease) in net assets from operations	(233,274)	6,743,964

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	481,120	1,129,831
Payments for shares redeemed	(718,271)	(1,454,413)
Net decrease in net assets from capital share transactions	(237,151)	(324,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(470,425)	6,419,382

NET ASSETS
Beginning of year	45,508,192	39,088,810
End of year	$45,037,767	$45,508,192

CAPITAL SHARE ACTIVITY
Shares sold	15,372	37,686
Shares redeemed	(23,383)	(48,612)
Net decrease in shares outstanding	(8,011)	(10,926)
Shares outstanding at beginning of year	1,430,531	1,441,457
Shares outstanding at end of year	1,422,520	1,430,531

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year:

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$31.81	$27.12	$27.79	$33.82	$30.68
Income (loss) from investment operations:
Net investment loss (a)	(0.12)	(0.13)	(0.10)	(0.13)	(0.19)
Net realized and unrealized gains (losses) on investments	(0.03)	4.82	(0.57)	(3.97)	4.01
Total from investment operations	(0.15)	4.69	(0.67)	(4.10)	3.82
Less distributions from:
Net realized gains from investment transactions	—	—	—	(1.93)	(0.68)
Net asset value at end of year	$31.66	$31.81	$27.12	$27.79	$33.82
Total return (b)	(0.47%)	17.29%	(2.41%)	(13.16%)	12.66%
Net assets at end of year (000’s)	$45,038	$45,508	$39,089	$40,935	$46,414
Ratios/supplementary data:
Ratio of total expenses to average net assets (c)	1.70%	1.69%	1.71%	1.75%	1.56%
Ratio of net expenses to average net assets (c)(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets (a)(c)(d)	(0.39%)	(0.44%)	(0.36%)	(0.51%)	(0.57%)
Portfolio turnover rate	4%	4%	6%	7%	5%

(a)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower (Note 4).

(c)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(d)	Ratio was determined after fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	Organization

Papp Small & Mid-Cap Growth Fund (the “Fund”) is a diversified series of Papp Investment Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated November 12, 2009.

The investment objective of the Fund is long-term capital growth.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is L. Roy Papp & Associates, LLP (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund’s portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted bid price. To the extent the Fund is invested in money market funds and other open-end investment companies, except for ETFs, that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined by the Adviser, as the Fund’s valuation designee, as determined by procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Factors for determining when portfolio investments are subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,330,931	$—	$—	$42,330,931
Exchange-Traded Funds	1,022,228	—	—	1,022,228
Money Market Funds	1,711,204	—	—	1,711,204
Total	$45,064,363	$—	$—	$45,064,363

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended November 30, 2025.

Share valuation – The NAV of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Distributions arising from net investment income and net realized capital gains, if any, are paid to shareholders at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the years ended November 30, 2025 and 2024.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2025:

Tax cost of investments	$15,812,857
Gross unrealized appreciation	$29,775,803
Gross unrealized depreciation	(524,297)
Net unrealized appreciation	29,251,506
Undistributed long-term capital gains	1,362,176
Accumulated capital and other losses	(181,600)
Distributable earnings	$30,432,082

Qualified late year ordinary losses incurred after December 31, 2024 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended November 30, 2025, the Fund deferred $181,600 of late year ordinary losses to December 1, 2025 for federal income tax purposes.

During the year ended November 30, 2025, the Fund utilized short-term capital loss carryforwards of $40,379 to offset current year capital gains. As of November 30, 2025, there are no additional CLCFs available to be utilized in future years.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended November 30, 2025, the Fund reclassified $172,399 of distributable earnings against paid-in capital on the Statement of Assets and Liabilities due to net investment loss. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended November 30, 2025, the Fund did not incur any interest or penalties.

3.	Investment Transactions

During the year ended November 30, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,583,149 and $2,333,459, respectively.

4.	Transactions with Affiliates

Certain Trustees and officers of the Trust are directors and officers of the Adviser or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter. These Trustees and officers are not compensated by the Fund for their services as Trustees and officers of the Trust.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. For its services, the Fund pays the Adviser a management fee, computed daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

The Adviser has contractually agreed to reduce its management fees and to reimburse the Fund’s operating expenses to the extent necessary so that the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses and extraordinary expenses, if any) do not

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

exceed an amount equal to 1.25% of its average daily net assets. This Expense Limitation Agreement (“ELA”) remains in effect until at least April 1, 2026. Accordingly, the Adviser reduced its management fees by $196,629 during the year ended November 30, 2025.

Under the terms of the ELA, advisory fee reductions by the Adviser are subject to repayment by the Fund for a period of three years after the date of which such fees and expenses were incurred or reduced, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions) to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2025, the Adviser may in the future recover fee reductions and expense reimbursements totaling $565,455. The Adviser may recover a portion of this amount no later than the dates as stated below:

November 30, 2026	$182,815
November 30, 2027	186,011
November 30, 2028	196,629
$565,455

OTHER SERVICE PROVIDERS

Ultimus provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

PLAN OF DISTRIBUTION

The Trust has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may incur certain expenses related to the distribution of its shares. The annual limitation of payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets. The Board of Trustees has not authorized the payment of any fees pursuant to the Plan.

TRUSTEE COMPENSATION

Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $1,000 for each Board meeting attended, except that the Chair of the Committee of Independent Trustees receives a fee of $1,400 for each Board meeting attended.

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of November 30, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Charles Schwab & Company, Inc. (for the benefit of its customers)	69%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Sector Risk

If a Fund had significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of November 30, 2025, the Fund had 29.4% of the value of its net assets invested in common stocks within the Industrials sector.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect,

PAPP SMALL & MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On December 26, 2025 the Fund declared a long-term capital gain distribution of $0.9600 per share to shareholders of record on December 24, 2025.

PAPP SMALL & MID-CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Papp Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Papp Small & Mid-Cap Growth Fund (the “Fund”), a series of Papp Investment Trust, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended November 30, 2022, and prior, were audited by other auditors whose report dated January 19, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting

PAPP SMALL & MID-CAP GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
January 22, 2026

PAPP SMALL & MID-CAP GROWTH FUND
ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PAPP SMALL & MID-CAP GROWTH FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-370-7277, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-877-370-7277, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-877-370-7277. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.pappmutualfunds.com.

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President and Principal Executive Officer

Date	January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President and Principal Executive Officer

Date	January 30, 2026

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Financial Officer

Date	January 30, 2026

*	Print the name and title of each signing officer under his or her signature.